Additional Notes - Summary of Agreements Related to Proprietary Clinical Development (Details) - Jun. 01, 2010 - Agreements related to proprietary clinical development € in Millions, $ in Millions	USD ($)	EUR (€)
Agreements related to Property [Line Items]
Additional payments	$ 13.0	€ 10.5
Milestone payment	$ 65.5	€ 53.8